Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)		Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)
Intangible Assets, Net (Details) [Line Items]
Trademarks	$ 15,023,180			[1]		$ 1,934,057	[1]
Amortization	1,481,738	$ 190,756	112,049		$ 137,358
Finite-Lived Intangible Assets [Member]
Intangible Assets, Net (Details) [Line Items]
Trademarks						$ 1,931,000
Amortization	$ 1,481,738	$ 190,756	$ 112,049		$ 137,358

[1]	On May 29, 2024, the Company entered into assets purchase agreement with a company controlled by Ms. Siu, Neo-Concept (Holdings) Company Limited, to purchase the trademark at a consideration of HK$15,023,180 (US$1,931,000). The trademarks are brand names which filed in Hong Kong, the Mainland China, the European Union, the US, Qatar and the United Arab Emirates.